Mineral property, plant and equipment (Details 1) - Buckreef Gold Project [Member] - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Exploration and evaluation assets and expenditures, beginning balance	$ 1,864
Geological consulting	4	529
Personnel costs	380	385
Trenching and drilling	31	921
Others	2	29
Exploration and evaluation assets and expenditures, ending balance	$ 2,281	$ 1,864